STATEMENT OF CASH FLOWS (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
STATEMENT OF CASH FLOWS (Details) [Line Items]
Total capital increase	$ 800,000,000
Cash Inflows presented in financing activities	549,038,000
Shareholder inversiones amount	170,962,000
Deducted related to equity issuance cost	80,000,000
Other creditor	$ 381,018.000
Accounts payable and other accounts payable description	As a result of the exit from Chapter 11, in relation to trade accounts payable and other accounts payable, the conversion into shares for Bonds G and I was carried out, for a total of ThUS$3,610,470 and a decrease in said item with effect in result which is included in Earning (Loss) from restructuring activities for ThUS$ 2,550,306 (see note 26d) and with effect in results in financial income for ThUS$ 420,436 (see note 26e).
Other financial liabilities description	) As a result of the exit from Chapter 11, the Other financial liabilities item decreased its balance by ThUS$ 2,673,256, which is detailed in letter, d). The break down of this decrease corresponds mainly to ThUS$ 491,326 (see note 26e), ThUS$ 354,249 (decrease with effect in Property, plant and equipment, mainly related to the effect of rate change), ThUS$ 381,018 related to the compensation of the debt with the effect of increasing Capital, ThUS$1,443,066 associated with the conversion of debt into shares and other minor effects of ThUS$3,596.
Liability component amounted	$ 102,031,000
Cash used in investing activities	$ 9,858,000
Payments of leased maintenance description	Payments to suppliers for the supply of goods and services include the value paid associated with leased maintenance capitalizations for ThUS$149,142 (ThUS$163,717 as of December 31, 2021 and ThUS$65,960 as of December 31, 2020).
QA Investment Ltd. [Member]
STATEMENT OF CASH FLOWS (Details) [Line Items]
Other creditor	$ 327,957,000